Convertible Notes, Promissory Notes, Derivative Liability and Warrants - Schedule of Transaction Costs on Issuance of Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transaction Costs on Issuance of Notes [Abstract]
Balance at beginning of the year
Add: capitalized during the year	929,500
Less: amortized during the year	(281,268)
Ending balance	$ 648,232